CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Accounts receivable, net of allowance for doubtful accounts	$ 1,191	$ 661
Accrued expenses and other liabilities	38,767	30,564
Income tax payable	6,750	5,308
Deferred revenue	50,506	36,332
Refundable fees	$ 1,074	$ 862
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	500,000,000	500,000,000
Ordinary shares, Issued	131,854,773	131,729,773
Ordinary shares, Outstanding	131,854,773	131,729,773
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	$ 31,684	$ 26,279
Income tax payable	3,641	3,353
Deferred revenue	49,575	35,437
Refundable fees	$ 1,074	$ 862